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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended December 31, 2004

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

                               Lawrence T. Perera
                    Name of Institutional Investment Manager

Hemenway & Barnes       60 State Street       Boston,          MA          02109
 Business Address          (Street)            (City)       (State)        (Zip)

                                  (617)227-7940
   Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

----------------------------------- ATTENTION ----------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
              Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2005.

                                     Lawrence T. Perera
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                  13F File No.:
1.  Brian C. Broderick (12)*
2.  Lawrence Coolidge                   28-252
3.  John M. Cornish                     28-5362
4.  Fiduciary Trust Company             28-471
5.  Marion Fremont-Smith                28-2724
6.  Roy A. Hammer                       28-5798
7.  Michael J. Puzo (25)*               28-06165
8.  Kurt F. Somerville (32)*            28-10379
9.  Welch & Forbes, Inc.                28-262
10.

275059                                                           SEC 1685 (5/91)

                                                                         PAGE: 1

AS OF: DECEMBER 30, 2004     FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                                   ITEM 6:                         ITEM 8:
                                                                    ITEM 5:       INVESTMENT                   VOTING AUTHORITY
                                                       ITEM 4:     SHARES OR      DISCRETION                ---------------------
     ITEM 1:            ITEM 2:          ITEM 3:     FAIR MARKET   PRINCIPAL   ---------------    ITEM 7:    (A)     (B)      (C)
  NAME OF ISSUER     TITLE OF CLASS   CUSIP NUMBER      VALUE        AMOUNT    (A)   (B)   (C)   MANAGERS   SOLE    SHARED   NONE
-----------------   ---------------   ------------   -----------   ---------   ---   ---   ---   --------   ----   -------   ----
ABBOTT LABS         COMMON STOCK        002824100        1198905      25700                 xx                       23900
                                                                                            xx      12                1000
                                                                                            xx      32                 800

AMAZON NOTE CONV.   CONV. CORPORATE     023135AF3         605756     605000                 xx                      440000
SUB. DEB.           BONDS                                                                   xx      12               75000
                                                                                            xx      25               50000
                                                                                            xx      32               40000

AMERICAN            COMMON STOCK        026874107        1353999      20603                 xx                       12474
INTERNATIONAL                                                                               xx      12                1237
GROUP INC                                                                                   xx      32                6892

AMGEN INC           COMMON STOCK        031162100        1798125      28030                 xx                       14888
                                                                                            xx      12                1200
                                                                                            xx      25                3500
                                                                                            xx      32                8442

ANALOG DEVICES,     COMMON STOCK        032654105        1042067      28225                 xx                       19225
INC.                                                                                        xx      12                1800
                                                                                            xx      25                3200
                                                                                            xx      32                4000

APTARGROUP INC.     COMMON STOCK        038336103         731003      13850                 xx                        9050
                                                                                            xx      12                1100
                                                                                            xx      25                1000
                                                                                            xx      32                2700

AUTOMATIC DATA      COMMON STOCK        053015103        1179178      26588                 xx                       19288
PROCESSING                                                                                  xx      12                2500
                                                                                            xx      25                4800

AVERY DENNISON      COMMON STOCK        053611109         794603      13250                 xx                        9250
CORP                                                                                        xx      12                2000
                                                                                            xx      25                2000

                                                                         PAGE: 2

AS OF: DECEMBER 30, 2004     FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                                   ITEM 6:                         ITEM 8:
                                                                    ITEM 5:       INVESTMENT                   VOTING AUTHORITY
                                                       ITEM 4:     SHARES OR      DISCRETION                ---------------------
     ITEM 1:            ITEM 2:          ITEM 3:     FAIR MARKET   PRINCIPAL   ---------------    ITEM 7:    (A)     (B)      (C)
  NAME OF ISSUER     TITLE OF CLASS   CUSIP NUMBER      VALUE        AMOUNT    (A)   (B)   (C)   MANAGERS   SOLE    SHARED   NONE
-----------------   ---------------   ------------   -----------   ---------   ---   ---   ---   --------   ----   -------   ----
BP PLC ADR          COMMON STOCK        055622104        3173923      54348                 xx                       37418
                                                                                            xx      12                3358
                                                                                            xx      25                7172
                                                                                            xx      32                6400

BEA SYSTEMS INC     CORPORATE BONDS     073325AD4        1538838    1535000                 xx                     1175000
                                                                                            xx      12               90000
                                                                                            xx      25               50000
                                                                                            xx      32              220000

BERKSHIRE           CLASS B             084670207         728128        248                 xx                         191
HATHAWAY INC                                                                                xx      12                  21
                                                                                            xx      25                  36

BIOMET INC.         COMMON STOCK        090613100         577087      13300                 xx                        9450
                                                                                            xx      12                1200
                                                                                            xx      32                2650

BRISTOL-MYERS       COMMON STOCK        110122108         601173      23465                 xx                       14465
SQUIBB CO                                                                                   xx      12                2500
                                                                                            xx      25                6500

CANADIAN NATIONAL   COMMON STOCK        136375102        1029735      16812                 xx                       12862
RAILWAY CO                                                                                  xx      12                1050
                                                                                            xx      25                1500
                                                                                            xx      32                1400

CATERPILLAR INC.    COMMON STOCK        149123101         838586       8600                 xx                        8600

CHEVRONTEXACO       COMMON STOCK        166764100         632220      12040                 xx                        9576
CORP                                                                                        xx      12                2464

CHUBB CORPORATION   COMMON STOCK        171232101         369120       4800                 xx                        4500
                                                                                            xx      32                 300

                                                                         PAGE: 3

AS OF: DECEMBER 30, 2004     FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                                   ITEM 6:                         ITEM 8:
                                                                    ITEM 5:       INVESTMENT                   VOTING AUTHORITY
                                                       ITEM 4:     SHARES OR      DISCRETION                ---------------------
     ITEM 1:            ITEM 2:          ITEM 3:     FAIR MARKET   PRINCIPAL   ---------------    ITEM 7:    (A)     (B)      (C)
  NAME OF ISSUER     TITLE OF CLASS   CUSIP NUMBER      VALUE        AMOUNT    (A)   (B)   (C)   MANAGERS   SOLE    SHARED   NONE
-----------------   ---------------   ------------   -----------   ---------   ---   ---   ---   --------   ----   -------   ----
CISCO SYS INC       COMMON STOCK        17275R102         456821      23645                 xx                        5797
                                                                                            xx      12                2548
                                                                                            xx      25                1800
                                                                                            xx      32               13500

CITIGROUP INC       COMMON STOCK        172967101         262581       5450                 xx                        5450

COCA COLA CO        COMMON STOCK        191216100         347028       8334                 xx                        7634
                                                                                            xx      32                 700

COLGATE PALMOLIVE   COMMON STOCK        194162103         225104       4400                 xx                        4400
CO.

COMCAST CORP        SPL A               20030N200         228468       6957                 xx      32                6957

E I DU PONT DE      COMMON STOCK        263534109        1289426      26288                 xx                       25888
NEMOURS & CO                                                                                xx      32                 400

EMC CORP            COMMON STOCK        268648102         697031      46875                 xx                       31875
                                                                                            xx      12                3800
                                                                                            xx      25                7900
                                                                                            xx      32                3300

EMERSON ELECTRIC    COMMON STOCK        291011104        1789303      25525                 xx                       17225
CO                                                                                          xx      12                1800
                                                                                            xx      25                4000
                                                                                            xx      32                2500

ENCANA CORP.        COMMON STOCK        292505104        1656167      29025                 xx                       20925
                                                                                            xx      12                2100
                                                                                            xx      25                1600
                                                                                            xx      32                4400

                                                                         PAGE: 4

AS OF: DECEMBER 30, 2004     FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                                   ITEM 6:                         ITEM 8:
                                                                    ITEM 5:       INVESTMENT                   VOTING AUTHORITY
                                                       ITEM 4:     SHARES OR      DISCRETION                ---------------------
     ITEM 1:            ITEM 2:          ITEM 3:     FAIR MARKET   PRINCIPAL   ---------------    ITEM 7:    (A)     (B)      (C)
  NAME OF ISSUER     TITLE OF CLASS   CUSIP NUMBER      VALUE        AMOUNT    (A)   (B)   (C)   MANAGERS   SOLE    SHARED   NONE
-----------------   ---------------   ------------   -----------   ---------   ---   ---   ---   --------   ----   -------   ----
EXXON MOBIL CORP    COMMON STOCK        30231G102        5548177     108236                 xx                       89856
                                                                                            xx      12                5920
                                                                                            xx      25                8480
                                                                                            xx      32                3980

FIRST HORIZON       COMMON STOCK        320517105         204773       4750                 xx                        4750
NATIONAL CORP.

FUEL CELL ENERGY    COMMON STOCK        35952H106         200970      20300                 xx                       13800
INC                                                                                         xx      12                1800
                                                                                            xx      32                4700

GANNETT CO.         COMMON STOCK        364730101         202861       2483                 xx                         183
                                                                                            xx      32                2300

GENERAL ELECTRIC    COMMON STOCK        369604103        4271011     117014                 xx                       95014
CO                                                                                          xx      12                4200
                                                                                            xx      25               11000
                                                                                            xx      32                6800

GENERAL MILLS       COMMON STOCK        370334104         228666       4600                 xx                        4600
INC.

GILEAD SCIENCES     COMMON STOCK        375558103         307912       8800                 xx                        4000
                                                                                            xx      32                4800

HELMERICH & PAYNE   COMMON STOCK        423452101         296148       8700                 xx                        6600
INC.                                                                                        xx      32                2100

HERSHEY FOODS       COMMON STOCK        427866108         222160       4000                 xx                        4000
CORPORATION

HEWLETT- PACKARD    COMMON STOCK        428236103         280998      13400                 xx                        7700
CO                                                                                          xx      25                5700

                                                                         PAGE: 5

AS OF: DECEMBER 30, 2004     FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                                   ITEM 6:                         ITEM 8:
                                                                    ITEM 5:       INVESTMENT                   VOTING AUTHORITY
                                                       ITEM 4:     SHARES OR      DISCRETION                ---------------------
     ITEM 1:            ITEM 2:          ITEM 3:     FAIR MARKET   PRINCIPAL   ---------------    ITEM 7:    (A)     (B)      (C)
  NAME OF ISSUER     TITLE OF CLASS   CUSIP NUMBER      VALUE        AMOUNT    (A)   (B)   (C)   MANAGERS   SOLE    SHARED   NONE
-----------------   ---------------   ------------   -----------   ---------   ---   ---   ---   --------   ----   -------   ----
INTEL CORPORATION   COMMON STOCK        458140100        2499619     106867                 xx                       71267
                                                                                            xx      12                7700
                                                                                            xx      25               12000
                                                                                            xx      32               15900

INTL BUSINESS       COMMON STOCK        459200101        1434043      14547                 xx                       10796
MACHINES                                                                                    xx      32                3751

IVAX CORP.          CORPORATE BONDS     465823AG7        1695000    1695000                 xx                     1260000
                                                                                            xx      12              115000
                                                                                            xx      25               50000
                                                                                            xx      32              270000

JEFFERSON-PILOT     COMMON STOCK        475070108        2207573      42486                 xx                       34936
CORP                                                                                        xx      12                3050
                                                                                            xx      25                 500
                                                                                            xx      32                4000

JOHNSON & JOHNSON   COMMON STOCK        478160104        3565726      56224                 xx                       42450
                                                                                            xx      12                3000
                                                                                            xx      25                7100
                                                                                            xx      32                3674

KOPIN               COMMON STOCK        500600101         175311      45300                 xx                       33800
                                                                                            xx      12                4300
                                                                                            xx      32                7200

ELI LILLY & CO      COMMON STOCK        532457108         531464       9365                 xx                        6165
                                                                                            xx      32                3200

MERCK & CO INC      COMMON STOCK        589331107        1927468      59971                 xx                       42643
                                                                                            xx      12                2100
                                                                                            xx      25                8500
                                                                                            xx      32                6728

                                                                         PAGE: 6

AS OF: DECEMBER 30, 2004     FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                                   ITEM 6:                         ITEM 8:
                                                                    ITEM 5:       INVESTMENT                   VOTING AUTHORITY
                                                       ITEM 4:     SHARES OR      DISCRETION                ---------------------
     ITEM 1:            ITEM 2:          ITEM 3:     FAIR MARKET   PRINCIPAL   ---------------    ITEM 7:    (A)     (B)      (C)
  NAME OF ISSUER     TITLE OF CLASS   CUSIP NUMBER      VALUE        AMOUNT    (A)   (B)   (C)   MANAGERS   SOLE    SHARED   NONE
-----------------   ---------------   ------------   -----------   ---------   ---   ---   ---   --------   ----   -------   ----
MICROSOFT CORP      COMMON STOCK        594918104        1094825      40974                 xx                       36574
                                                                                            xx      32                4400

NEW YORK TIMES      CL A                650111107        9085140     222675                 xx                      222675
CO.

NOKIA CORP ADR A    COMMON STOCK        654902204         429358      27400                 xx                       19300
                                                                                            xx      12                3100
                                                                                            xx      25                4200
                                                                                            xx      32                 800

PEPSICO INC.        COMMON STOCK        713448108        1268356      24298                 xx                       13376
                                                                                            xx      12                 700
                                                                                            xx      25                8022
                                                                                            xx      32                2200

PFIZER INC          COMMON STOCK        717081103         780589      29029                 xx                       23049
                                                                                            xx      12                1380
                                                                                            xx      32                4600

PROCTER & GAMBLE    COMMON STOCK        742718109        2325863      42227                 xx                       39827
CO                                                                                          xx      12                2400

ROYAL DUTCH         NY REG SHS          780257804         318459       5550                 xx                        5550
PETROLEUM CO        PAR N GLDR
                    1.25

J M SMUCKER CO      COMMON STOCK        832696405        1216760      25850                 xx                       18800
NEW                                                                                         xx      12                1650
                                                                                            xx      25                2000
                                                                                            xx      32                3400

SNAP ON INC         COMMON STOCK        833034101         450116      13100                 xx                        9600
                                                                                            xx      32                3500

                                                                         PAGE: 7

AS OF: DECEMBER 30, 2004     FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                                   ITEM 6:                         ITEM 8:
                                                                    ITEM 5:       INVESTMENT                   VOTING AUTHORITY
                                                       ITEM 4:     SHARES OR      DISCRETION                ---------------------
     ITEM 1:            ITEM 2:          ITEM 3:     FAIR MARKET   PRINCIPAL   ---------------    ITEM 7:    (A)     (B)      (C)
  NAME OF ISSUER     TITLE OF CLASS   CUSIP NUMBER      VALUE        AMOUNT    (A)   (B)   (C)   MANAGERS   SOLE    SHARED   NONE
-----------------   ---------------   ------------   -----------   ---------   ---   ---   ---   --------   ----   -------   ----
STATE STREET CORP   COMMON STOCK        857477103        1118708      22775                 xx                       19775
                                                                                            xx      12                 900
                                                                                            xx      32                2100

SYSCO CORP          COMMON STOCK        871829107         809204      21200                 xx                       21200

3 M COMPANY         COMMON STOCK        88579Y101        1862825      22698                 xx                       19486
                                                                                            xx      12                2012
                                                                                            xx      25                1000
                                                                                            xx      32                 200

UNION PACIFIC       COMMON STOCK        907818108         272363       4050                 xx                        2050
CORP                                                                                        xx      25                2000

UNITED NATURAL      COMMON STOCK        911163103         432290      13900                 xx                       10300
FOODS INC                                                                                   xx      32                3600

UNITED              COMMON STOCK        913017109         694305       6718                 xx                        6718
TECHNOLOGIES

WAL MART STORES     COMMON STOCK        931142103         208544       3920                 xx                         220
INC                                                                                         xx      32                3700

WELLS FARGO & CO    COMMON STOCK        949746101         449407       7231                 xx                        4231
(NEW)                                                                                       xx      32                3000

WYETH               COMMON STOCK        983024100         352304       8272                 xx                        6872
                                                                                            xx      12                1400

ZIONS BANCORP       COMMON STOCK        989701107         323143       4750                 xx                        4750

TOTAL:                                                74,436,814